Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets allowance for credit loss movement activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial guarantee liabilities and financial guarantee assets
Balance at beginning of the year	¥ 434	¥ 605
Reversal	¥ (434)	(171)
Balance at end of the year		¥ 434